Details of Significant Accounts - Leasing arrangements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Cash outflow for leases	$ 802	$ 848	$ 793
Interest expense on lease liabilities	15	8	9
Expense on short-term lease contracts	352	383	391
Repayments of principal portion of lease liabilities	$ 435	$ 457	$ 393